ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 21.9%
	AUSTRALIA — 0.1%
115,342	Goodman Group - REIT	$2,223,427
1,818	Newcrest Mining Ltd.	32,561
		2,255,988
	AUSTRIA — 0.1%
44,066	Erste Group Bank A.G.	2,065,832
	BELGIUM — 0.1%
4,782	Colruyt S.A.[1]	202,912
11,339	UCB S.A.	1,294,075
		1,496,987
	BERMUDA — 0.3%
34,077	Arch Capital Group Ltd.*	1,514,723
2,589	Everest Re Group Ltd.	709,179
106,265	Hongkong Land Holdings Ltd.	552,537
16,067	IHS Markit Ltd.	2,135,625
7,321	RenaissanceRe Holdings Ltd.	1,239,665
		6,151,729
	BRAZIL — 0.0%[2]
46,121	Telefonica Brasil S.A. – ADR[1]	398,947
	CANADA — 0.4%
4,984	Agnico Eagle Mines Ltd.	264,850
10,151	Bank of Nova Scotia[1]	727,725
35,686	Brookfield Asset Management, Inc. - Class A	2,155,068
21,616	Franco-Nevada Corp.	2,989,277
4,459	Toronto-Dominion Bank	341,916
		6,478,836
	CAYMAN ISLANDS — 0.6%
155,510	ANTA Sports Products Ltd.	2,335,501
126,123	ENN Energy Holdings Ltd.	2,377,635
164,500	Kingboard Holdings Ltd.	801,455
218,000	Li Ning Co., Ltd.	2,391,469
53,064	Tencent Holdings Ltd.	3,096,344
		11,002,404
	CHILE — 0.0%[2]
42,388	Enel Americas S.A. – ADR[1]	230,591
	CHINA — 0.5%
29,831	China Construction Bank Corp. - ADR	409,878
175,500	China Merchants Bank Co., Ltd. - Class H	1,365,316

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
881,000	China Shenhua Energy Co., Ltd.	$2,061,790
336,400	East Money Information Co., Ltd.	1,961,093
1,506,000	Industrial & Commercial Bank of China Ltd. - Class H	849,509
43,200	Legend Holdings Corp. - Class H3	63,870
34,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	2,037,919
		8,749,375
	DENMARK — 0.5%
9,221	Coloplast A/S - Class B	1,623,590
5,130	Demant A/S*	262,688
9,020	DSV PANALPINA A/S	2,101,915
35,408	Novo Nordisk A/S - ADR	3,965,696
1,949	Novozymes A/S	160,032
7,059	Pandora A/S	878,075
		8,991,996
	FRANCE — 0.7%
66,394	Bureau Veritas S.A.	2,204,212
8,120	Capgemini S.E.	1,990,056
18,103	Cie Generale des Etablissements Michelin	2,964,987
605	Hermes International	1,057,162
4,598	L'Oreal S.A.	2,192,386
255	Pernod Ricard S.A.	61,347
11,871	Schneider Electric S.E.	2,333,786
		12,803,936
	GERMANY — 0.1%
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,422,907
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.	3,315,487
	HONG KONG — 0.3%
382,000	China Merchants Port Holdings Co., Ltd.	697,178
142,000	Henderson Land Development Co., Ltd.	605,712
339,000	HKT Trust and HKT Ltd.[4]	455,504
45,000	Hong Kong Exchanges & Clearing Ltd.	2,631,779
64,500	Power Assets Holdings Ltd.	402,050
25,000	Sun Hung Kai Properties Ltd.	303,356
		5,095,579

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA — 0.3%
16,368	Dr Reddy's Laboratories Ltd. - ADR	$1,070,631
174,930	Infosys Ltd. - ADR	4,427,478
		5,498,109
	IRELAND — 0.8%
12,912	Accenture PLC - Class A	5,352,670
8,954	Aon PLC - Class A	2,691,214
8,546	ICON PLC*	2,646,696
33,726	Johnson Controls International PLC	2,742,261
763	Linde PLC	264,326
		13,697,167
	ISRAEL — 0.2%
2,131	Elbit Systems Ltd.[1]	371,071
8,283	Nice Ltd. - ADR* [1]	2,514,719
		2,885,790
	ITALY — 0.1%
28,198	Moncler S.p.A.	2,037,822
	JAPAN — 1.2%
1,400	Bandai Namco Holdings, Inc.	109,464
18,500	Bridgestone Corp.	794,254
14,700	Denso Corp.	1,218,202
15,871	FUJIFILM Holdings Corp.	1,176,586
1,700	Hamamatsu Photonics KK	108,579
1,900	Hirose Electric Co., Ltd.	319,313
14,100	Hoya Corp.	2,092,325
10,000	Itochu Corp.	305,939
2,800	Itochu Techno-Solutions Corp.	90,070
91,787	KDDI Corp.	2,684,194
200	Keyence Corp.	125,752
3,800	Lawson, Inc.	180,308
5,000	Makita Corp.	212,248
14,878	Mitsubishi UFJ Financial Group, Inc.	80,970
53,680	Mizuho Financial Group, Inc.	681,803
138,000	Nippon Steel Corp.	2,254,375
74,000	Nippon Telegraph & Telephone Corp.	2,023,772
66,948	Nippon Telegraph & Telephone Corp. - ADR	1,835,045
5,800	Nissin Foods Holdings Co., Ltd.	423,304
1,700	Nomura Research Institute Ltd.	72,676
33,800	Recruit Holdings Co., Ltd.	2,056,923
40,000	Sekisui House Ltd.	860,630

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
500	Shimano, Inc.	$133,160
34	Shin-Etsu Chemical Co., Ltd.	5,901
44,000	Shizuoka Bank Ltd.	314,117
23,700	Sumitomo Mitsui Financial Group, Inc.	809,291
35,030	Toyota Motor Corp.	647,445
14,500	Trend Micro, Inc.	804,983
		22,421,629
	LUXEMBOURG — 0.1%
238,668	B&M European Value Retail S.A.	2,055,788
	NETHERLANDS — 0.5%
17,617	Airbus S.E.*	2,253,987
1,186	Ferrari N.V.[1]	306,960
111,896	Koninklijke Ahold Delhaize N.V.	3,839,864
14,012	Koninklijke Ahold Delhaize N.V. – ADR[1]	482,013
18,024	Wolters Kluwer N.V.	2,121,443
		9,004,267
	NEW ZEALAND — 0.0%[2]
174,948	Spark New Zealand Ltd.	541,025
	NORWAY — 0.0%[2]
3,840	Yara International A.S.A.	193,606
	PHILIPPINES — 0.0%[2]
5,236	PLDT, Inc. – ADR[1]	187,030
	SINGAPORE — 0.1%
12,622	DBS Group Holdings Ltd.	305,692
6,072	DBS Group Holdings Ltd. – ADR[1]	591,170
76,000	United Overseas Bank Ltd.	1,517,851
		2,414,713
	SOUTH KOREA — 0.1%
11,178	POSCO - ADR	651,566
4,334	Woori Financial Group, Inc. – ADR[1]	139,251
		790,817
	SPAIN — 0.1%
42,969	Cellnex Telecom S.A.[3]	2,489,092

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 0.0%[2]
5,731	Industrivarden A.B. - A Shares	$182,098
4,787	L E Lundbergforetagen A.B. - B Shares	268,195
		450,293
	SWITZERLAND — 1.1%
880	Alcon, Inc.[1]	76,666
16	Chocoladefabriken Lindt & Spruengli A.G.	221,575
1,365	EMS-Chemie Holding A.G.	1,525,498
6,065	Garmin Ltd.	825,871
29,293	Julius Baer Group Ltd.	1,958,891
884	Kuehne + Nagel International A.G.	284,699
24,727	Nestle S.A.	3,452,317
7,504	Nestle S.A. - ADR	1,053,337
4,401	Novartis A.G. - ADR	384,955
1,219	Partners Group Holding A.G.	2,012,337
8,104	Roche Holding A.G.	3,362,035
14,816	Roche Holding A.G. - ADR	765,839
6,279	Sonova Holding A.G.	2,453,815
2,911	Swisscom A.G.	1,642,165
227	Zurich Insurance Group A.G.	99,444
2,010	Zurich Insurance Group A.G. - ADR	88,440
		20,207,884
	TAIWAN — 0.9%
93,242	Chunghwa Telecom Co., Ltd. – ADR[1]	3,935,745
52,000	MediaTek, Inc.	2,231,296
10,000	Taiwan Semiconductor Manufacturing Co., Ltd.	221,210
79,030	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9,508,099
66,650	United Microelectronics Corp. – ADR[1]	779,805
		16,676,155
	UNITED KINGDOM — 0.2%
20,578	AstraZeneca PLC	2,402,882
1	AstraZeneca PLC - ADR	58
5,848	Burberry Group PLC	144,342
51,795	J Sainsbury PLC	193,608
5,302	RELX PLC	173,094
		2,913,984
	UNITED STATES — 12.3%
6,567	Adobe, Inc.* [1]	3,723,883
7,272	Adtalem Global Education, Inc.*	214,960
16,377	Advanced Micro Devices, Inc.*	2,356,650
12,168	Aflac, Inc.	710,490

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
796	Allstate Corp.	$93,649
2,379	Alphabet, Inc. - Class A*	6,892,058
2,592	Alphabet, Inc. - Class C*	7,500,185
2,376	Amazon.com, Inc.*	7,922,392
540	AMERCO[1]	392,164
7,842	American Electric Power Co., Inc.	697,703
12,970	American Express Co.	2,121,892
2,948	American National Group, Inc.	556,700
11,822	Analog Devices, Inc.	2,077,953
13,790	Anthem, Inc.	6,392,217
40,140	Apple, Inc.	7,127,660
35,294	Ares Management Corp. - Class A	2,868,343
417	Atmos Energy Corp.	43,689
18,892	Avangrid, Inc.[1]	942,333
6,902	Baxter International, Inc.	592,468
711	Becton, Dickinson and Co.	178,802
3,404	Berkshire Hathaway, Inc.*	1,017,796
1,736	Bio-Rad Laboratories, Inc. - Class A*	1,311,670
2,381	BlackRock, Inc.	2,179,948
17,378	Blackstone Group, Inc. - Class A	2,248,539
10,067	Cadence Bank	299,896
18,702	CBRE Group, Inc. - Class A*	2,029,354
10,450	CDW Corp.	2,139,951
47,156	Cerner Corp.	4,379,378
33,538	Charles Schwab Corp.	2,820,546
2,871	Chemed Corp.	1,518,874
5,174	Church & Dwight Co., Inc.	530,335
56,026	Ciena Corp.*	4,312,321
72,988	Cisco Systems, Inc.	4,625,250
5,859	CNX Resources Corp.*	80,561
2,337	Coca-Cola Co.	138,374
2,673	Cognizant Technology Solutions Corp. - Class A	237,149
3,107	Consolidated Edison, Inc.	265,089
2,941	Corteva, Inc.	139,050
4,979	Costco Wholesale Corp.	2,826,578
8,273	Danaher Corp.	2,721,900
24,020	Dolby Laboratories, Inc. - Class A	2,287,184
883	DT Midstream, Inc.	42,366
1,766	DTE Energy Co.	211,108
2,136	Duke Energy Corp.	224,066
20,459	Eli Lilly & Co.	5,651,185

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,591	Equifax, Inc.	$1,929,779
9,381	Exelon Corp.	541,847
4,786	Expeditors International of Washington, Inc.	642,712
5,145	First Financial Bankshares, Inc.[1]	261,572
2,407	First Financial Corp.	109,013
22,256	Flowers Foods, Inc.	611,372
7,250	Gartner, Inc.*	2,423,820
1,395	Hanover Insurance Group, Inc.	182,829
2,212	Home Depot, Inc.	918,002
65,497	Hormel Foods Corp.	3,196,909
2,122	Humana, Inc.	984,311
76,191	Intel Corp.	3,923,837
4,217	Intuit, Inc.	2,712,459
21,650	JM Smucker Co.	2,940,503
9,344	Johnson & Johnson	1,598,478
21,699	JPMorgan Chase & Co.	3,436,037
5,122	Juniper Networks, Inc.	182,907
11,342	Knight-Swift Transportation Holdings, Inc.	691,181
16,071	Kroger Co.	727,373
6,463	Lancaster Colony Corp.	1,070,273
17,882	Lennar Corp. - Class A	2,077,173
10,610	Lowe's Cos., Inc.	2,742,473
13,605	LPL Financial Holdings, Inc.	2,178,024
24,464	Marvell Technology, Inc.	2,140,355
842	McCormick & Co., Inc.	81,346
7,071	McDonald's Corp.	1,895,523
4,321	Medpace Holdings, Inc.*	940,422
8,947	Merck & Co., Inc.	685,698
22,392	Meta Platforms, Inc. – Class A*	7,531,549
49,639	Microsoft Corp.	16,694,588
375	Monster Beverage Corp.*	36,015
22,209	Morgan Stanley	2,180,035
1,078	Morningstar, Inc.	368,665
2,858	Motorola Solutions, Inc.	776,519
3,128	MSCI, Inc.	1,916,494
345	Netflix, Inc.*	207,842
20,836	Newmont Corp.	1,292,249
844	NextEra Energy, Inc.	78,796
1,378	NIKE, Inc. - Class B	229,671
3,604	NVIDIA Corp.	1,059,972
38	NVR, Inc.*	224,537

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,256	Old Dominion Freight Line, Inc.	$450,125
318	ONE Gas, Inc.	24,674
3,849	Palo Alto Networks, Inc.* [1]	2,142,969
6,841	PepsiCo, Inc.	1,188,350
110,404	Pfizer, Inc.	6,519,356
11,943	Procter & Gamble Co.	1,953,636
28,827	Public Service Enterprise Group, Inc.	1,923,626
1,306	Public Storage - REIT	489,175
10,706	Republic Services, Inc.	1,492,952
2,143	ResMed, Inc.	558,209
3,545	Royal Gold, Inc.	372,969
4,790	S&P Global, Inc.	2,260,545
11,771	salesforce.com, Inc.*	2,991,364
56,993	Schneider National, Inc. - Class B	1,533,682
509	Snowflake, Inc. - Class A*	172,424
5,344	Stryker Corp.	1,429,092
7,363	Synopsys, Inc.*	2,713,266
3,226	Target Corp.	746,625
1,641	Tesla, Inc.*	1,734,176
14,199	Texas Instruments, Inc.	2,676,086
10,664	TJX Cos., Inc.	809,611
11,175	Tootsie Roll Industries, Inc.	404,870
3,505	Tradeweb Markets, Inc. - Class A	350,991
18,318	TransUnion	2,172,148
31,419	Trustmark Corp.	1,019,861
940	Tyler Technologies, Inc.*	505,673
6,975	UnitedHealth Group, Inc.	3,502,427
4,836	Visa, Inc. - Class A1	1,048,010
33,377	Walmart, Inc.	4,829,318
1,237	Watsco, Inc.	387,033
2,132	WEC Energy Group, Inc.	206,953
13,903	Wells Fargo & Co.	667,066
34,736	Werner Enterprises, Inc.	1,655,518
9,280	Zoetis, Inc.	2,264,598
		225,265,197
	TOTAL COMMON STOCKS
	(Cost $257,309,069)	400,190,962

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUND — 10.0%
1,682,116	iShares Edge MSCI Min Vol Global ETF[1]	$182,139,521
	TOTAL EXCHANGE-TRADED FUND
	(Cost $143,995,252)	182,139,521

	OPEN-END MUTUAL FUNDS — 49.4%
3,074,835	AQR Large Cap Defensive Style Fund - Class R6	98,210,236
3,720,228	Baillie Gifford Emerging Markets Equities Fund - Class K	90,922,364
4,879,609	GMO Emerging Markets Fund - Class VI	164,979,556
18,080,183	GMO Quality Fund - Class VI5 [6]	549,818,371
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $710,991,364)	903,930,527

	PREFERRED STOCK — 0.0%[2]
	GERMANY — 0.0%[2]
1,239	Porsche Automobil Holding S.E.	116,978
	TOTAL PREFERRED STOCK
	(Cost $56,591)	116,978

	PRIVATE FUNDS[7] — 14.6%
	Bridgewater All Weather China, Ltd.* [8]	62,074,365
	GMO Equity Dislocation Fund, LP* [9]	38,650,057
	RIEF Strategic Partners Fund LLC* [10]	167,161,631
	TOTAL PRIVATE FUNDS
	(Cost $249,000,000)	267,886,053

	SHORT-TERM INVESTMENTS — 3.7%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.1%
	Collateral Investments	2,395,632
	MONEY MARKET FUNDS — 3.6%
65,166,525	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[11]	65,192,592
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $67,553,808)	67,588,224

	TOTAL INVESTMENTS — 99.6%
	(Cost $1,428,906,084)	1,821,852,265

	Other assets less liabilities — 0.4%	7,163,608
	TOTAL NET ASSETS — 100.0%	$1,829,015,873

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

*	Non-income producing security.
1	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $12,086,416.
2	Rounds to less than 0.05%.
3	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
4	Comprised of securities in separate entities or units of stapled securities that must be traded together.
5	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
6	Global equity fund.
7	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
8	The investment was acquired on 3/1/2021. The cost is $57,000,000.
9	The investment was acquired on 3/15/2021. The cost is $38,000,000.
10	The investment was acquired on 7/2/2018. The cost is $154,000,000.
11	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 80.5%
	ALABAMA — 1.2%
$2,000,000	Black Belt Energy Gas District, 4.00%, 06/1/2051, Call 09/1/2031[1]	$2,433,161
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	549,717
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,279,669
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,948,429
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,664,002
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,072,348
1,710,000	0.92% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,725,918
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,426,076
		14,099,320
	ARIZONA — 1.8%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043	1,500,000
500,000	5.00%, 02/1/2043, Call 02/1/2023	523,250
1,000,000	5.00%, 01/1/2044, Call 01/1/2024	1,092,331
	Arizona Industrial Development Authority
1,165,000	4.00%, 03/1/2027[4]	1,243,370
600,000	4.00%, 07/1/2041, Call 07/1/2026	645,509
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	607,847
350,000	4.00%, 07/1/2061, Call 07/1/2026	372,029
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	736,962
	Industrial Development Authority of the City of Phoenix
645,000	5.00%, 10/1/2036, Call 10/1/2026	750,321
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,017,666
	Industrial Development Authority of the County of Pima
145,000	7.00%, 01/1/2022	145,000
500,000	6.75%, 03/1/2034, Call 03/1/2024	522,435
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	346,499
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,099,240
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	142,999
500,000	Maricopa County Pollution Control Corp., 2.40%, 06/1/2035, Call 12/1/2031	502,775
550,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	557,317
5,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/2045, Call 06/1/2025	5,666,065

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	$2,634,520
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	864,758
		21,135,146
	ARKANSAS — 0.3%
2,800,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	3,084,139
	CALIFORNIA — 7.1%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	709,126
1,000,000	Bay Area Toll Authority, 1.35% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,044,182
1,000,000	California Community Choice Financing Authority, 4.00%, 10/1/2052, Call 09/1/2027[1]	1,154,951
545,000	California Community Housing Agency, 5.00%, 02/1/2050, Call 02/1/2030[4]	583,441
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	110,314
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	185,524
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,660,168
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	5,857,717
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 02/7/2022[4]	200,270
500,000	7.00%, 06/1/2034, Call 06/1/2022	520,995
905,000	5.00%, 10/1/2035, Call 10/1/2022	943,386
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,193,868
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	54,821
850,000	5.00%, 06/1/2046, Call 06/1/2026	955,967
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	1,122,280
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20232 4	1,031,637
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	58,006
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	734,814
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,387,096
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	116,012
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,012,367
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	511,501
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	379,438
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,114,594
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	958,560
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,687,321

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS - Continued As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.50%, 12/1/2054, Call 12/1/2024	$1,130,836
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	676,694
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	226,302
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	560,836
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,092,476
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	1,843,866
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,192,094
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 01/28/2022	320,790
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	756,184
1,250,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2046, Call 01/15/2031	1,460,229
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,529,176
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,084,447
	Golden State Tobacco Securitization Corp.
1,425,000	5.30%, 06/1/2037, Call 06/1/2022	1,454,870
365,000	5.25%, 06/1/2047, Call 06/1/2022	372,576
9,655,000	0.00%, 06/1/2066, Call 12/1/2031	1,898,263
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,082,207
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,108,594
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,025,274
3,250,000	Los Angeles Unified School District, 4.00%, 07/1/2044, Call 07/1/2030	3,847,079
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 02/7/2022	502,117
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	458,614
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	245,477
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	4,051,659
1,680,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,968,937
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,073,326
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,351,375
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	775,563
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,057,815
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,959,535
2,000,000	San Diego County Regional Airport Authority, 4.00%, 07/1/2041, Call 07/1/2031[2]	2,358,152

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS - Continued As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	San Francisco City & County Airport Commission-San Francisco International Airport
$1,000,000	5.00%, 05/1/2039, Call 05/1/2029[2]	$1,237,623
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,900,460
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,403,188
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,394,870
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	375,985
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	515,689
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,074,885
	Santa Ana Financing Authority, NATL-RE
320,000	6.25%, 07/1/2024	348,131
320,000	6.25%, 07/1/2024	348,139
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,075,483
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	712,854
1,390,000	5.00%, 11/1/2033	1,878,078
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,026,171
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	113,591
		85,158,866
	COLORADO — 4.0%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	540,694
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	657,770
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,236,229
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	666,366
500,000	5.00%, 12/1/2043, Call 12/1/2023	523,387
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,473,698
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	567,172
550,000	4.75%, 04/1/2030, Call 04/1/2022	554,623
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,148,717
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	514,347
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	542,755

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
$100,000	5.00%, 08/15/2034, Call 08/15/2024	$109,128
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,260,790
500,000	4.00%, 10/1/2039, Call 10/1/2024	524,284
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	574,526
500,000	5.00%, 06/1/2036, Call 06/1/2027	609,165
2,400,000	5.00%, 11/15/2041, Call 11/15/2031	3,178,709
500,000	8.00%, 08/1/2043, Call 02/1/2024	534,581
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,252,704
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	2,286,561
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	535,125
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	577,951
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,570,302
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	535,290
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	418,637
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,469,145
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,037,829
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	802,247
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,135,239
3,755	Mount Carbon Metropolitan District, 7.00%, 06/1/2043, Call 02/7/2022	3,756
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,152,824
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,091,506
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	512,296
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,700,684
4,335,000	State of Colorado, 4.00%, 12/15/2039, Call 12/15/2031	5,294,956
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	148,210
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	1,104,109
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	636,668
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,218,387
		47,701,367
	CONNECTICUT — 0.8%
1,685,000	City of Bridgeport , 5.00%, 06/1/2029	2,128,874
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 02/7/2022[2]	500,492
	Connecticut State Health & Educational Facilities Authority
375,000	5.00%, 06/1/2033, Call 06/1/2030	485,906

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$1,500,000	4.00%, 07/1/2042, Call 07/1/2032	$1,733,044
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,143,340
	State of Connecticut Special Tax Revenue
1,500,000	4.00%, 11/1/2039, Call 11/1/2031	1,819,258
1,250,000	4.00%, 05/1/2040, Call 05/1/2031	1,502,089
		9,313,003
	DELAWARE — 0.3%
	Delaware River & Bay Authority
300,000	5.00%, 01/1/2035, Call 01/1/2032	378,747
375,000	5.00%, 01/1/2036, Call 01/1/2032	472,131
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,122,098
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,695,506
		3,668,482
	DISTRICT OF COLUMBIA — 1.9%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,145,649
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,757,992
1,000,000	4.00%, 03/1/2045, Call 03/1/2030	1,182,636
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,456,636
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,234,202
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,715,141
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,202,701
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	727,600
	Metropolitan Washington Airports Authority Aviation Revenue
1,335,000	4.00%, 10/1/2041, Call 10/1/2031[2]	1,588,904
500,000	5.00%, 10/1/2046, Call 10/1/2031[2]	637,805
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	869,761
615,000	6.50%, 10/1/2041, Call 10/1/2026	778,489
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,413,559
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	2,284,660
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	599,672
875,000	4.00%, 10/1/2036, Call 10/1/2030	1,047,567
		22,642,974

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA — 5.8%
$1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	$1,487,199
880,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	891,918
820,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	854,969
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	111,479
	Capital Trust Agency, Inc.
400,000	4.38%, 06/15/2027[4]	423,743
645,000	5.35%, 07/1/2029, Call 02/7/2022	647,353
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	103,583
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	532,322
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	552,485
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,716,737
500,000	City of Lakeland FL Department of Electric Utilities, 5.00%, 10/1/2048	766,818
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	546,548
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	525,064
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,146,164
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,705,650
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,757,069
	County of Miami-Dade Aviation Revenue
1,000,000	5.00%, 10/1/2030, Call 10/1/2024[2]	1,113,726
1,000,000	5.00%, 10/1/2032, Call 10/1/2024[2]	1,112,570
4,240,000	5.00%, 10/1/2033, Call 10/1/2024[2]	4,716,073
500,000	5.00%, 10/1/2049, Call 10/1/2029[2]	607,249
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,562,344
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	200,811
500,000	County of St. Lucie, 0.09%, 09/1/2028, Call 01/7/20221	500,000
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	803,062
500,000	8.50%, 06/15/2044, Call 06/15/2023	557,740
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	930,455
1,710,000	6.50%, 01/1/2049, Call 02/7/20221 2 4	1,748,607
3,000,000	7.38%, 01/1/2049, Call 01/1/20242 4	3,276,421
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	577,852
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,030,438

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	$526,511
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,043,869
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,964,273
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,174,741
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,433,892
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,409,197
	Lake Ashton Community Development District
85,000	5.00%, 05/1/2025	91,680
390,000	5.00%, 05/1/2037, Call 05/1/2025	412,868
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,798,259
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	101,080
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,332,210
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,161,517
870,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	944,384
	Mediterra South Community Development District
85,000	5.10%, 05/1/2031, Call 05/1/2022	86,125
385,000	5.00%, 05/1/2034, Call 05/1/2023	390,646
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,117,920
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	688,031
320,000	5.25%, 09/15/2044, Call 09/15/2024	349,192
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	120,838
	Palm Beach County Health Facilities Authority
330,000	6.75%, 06/1/2024, Call 06/1/2022	345,182
850,000	5.00%, 12/1/2031, Call 12/1/2024	963,238
500,000	5.00%, 11/1/2043, Call 11/1/2022	512,644
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 02/7/2022	753,151
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	813,611
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,765,089
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,222,892
1,650,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,983,191
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	109,482
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,391,476

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	$158,024
490,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	506,176
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	971,640
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,265,440
		69,414,918
	GEORGIA — 1.8%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,296,092
	Brookhaven Development Authority
1,000,000	4.00%, 07/1/2044, Call 07/1/2029	1,166,470
5,000,000	4.00%, 07/1/2049, Call 07/1/2029	5,780,767
	Burke County Development Authority
500,000	2.25%, 10/1/2032[1]	512,466
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,134,286
1,000,000	3.00%, 11/1/2045[1]	1,027,285
500,000	Development Authority of Burke County, 2.20%, 10/1/2032, Call 11/19/2026	502,227
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	598,051
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,074,399
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	583,035
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,214,662
460,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	499,975
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,805,309
1,500,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,734,430
200,000	Municipal Electric Authority of Georgia, 5.00%, 01/1/2056, Call 01/1/2030	244,450
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,870,211
		21,044,115
	GUAM — 0.2%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	535,851
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,083,027
	Territory of Guam
210,000	4.00%, 01/1/2036, Call 01/1/2031	242,429
455,000	4.00%, 1/1/2042, Call 1/1/2031	513,997
		2,375,304

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	HAWAII — 0.4%
$500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	$505,698
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,429,910
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,207,284
		5,142,892
	IDAHO — 0.3%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	323,269
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,263,268
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	449,876
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	497,140
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	674,970
		3,208,523
	ILLINOIS — 9.0%
	Chicago Board of Education
1,000,000	0.00%, 12/1/2022	993,901
100,000	5.75%, 04/1/2034, Call 04/1/2027	121,214
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,227,933
180,000	5.00%, 04/1/2037, Call 04/1/2027	210,212
500,000	5.00%, 04/1/2038, Call 04/1/2028	596,503
500,000	5.25%, 12/1/2039, Call 12/1/2024	551,065
1,000,000	5.00%, 12/1/2039, Call 12/1/2030	1,244,368
575,000	5.00%, 12/1/2042, Call 12/1/2022	594,249
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,346,543
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,328,750
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	604,403
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,808,285
680,000	Chicago Park District, 5.00%, 11/15/2024	764,446
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,956,869
	City of Chicago
900,000	4.84%, 04/15/2028, Call 01/16/2023[4]	922,648
1,000,000	5.25%, 01/1/2035, Call 01/10/2022	1,000,847
880,000	6.00%, 01/1/2038, Call 01/1/2027	1,072,764
500,000	5.50%, 01/1/2040, Call 01/1/2025	567,519
1,000,000	City of Chicago , 5.00%, 01/1/2027	1,179,756
1,500,000	City of Chicago IL, 5.00%, 01/1/2032, Call 01/1/2031	1,877,189
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 02/7/2022	1,967,061
665,000	5.00%, 01/1/2034, Call 01/1/2025	747,846

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$3,000,000	5.00%, 01/1/2039, Call 01/1/2024	$3,235,170
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,121,250
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,470,496
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,274,341
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,208,893
570,000	3.90%, 11/1/2036, Call 11/1/2027	654,195
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	823,531
425,000	5.00%, 08/1/2027	512,567
500,000	5.00%, 08/1/2028, Call 08/1/2027	599,627
600,000	5.75%, 10/1/2032, Call 10/1/2022	612,502
670,000	5.00%, 03/1/2033, Call 03/1/2027	789,492
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,117,898
315,000	5.00%, 02/15/2034, Call 02/15/2027	377,919
500,000	5.00%, 03/1/2034, Call 03/1/2027	589,098
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,242,079
800,000	4.00%, 08/1/2036, Call 08/1/2031	936,062
225,000	5.00%, 02/15/2037, Call 08/15/2027	258,736
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	2,006,231
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	1,210,883
550,000	5.00%, 09/1/2042, Call 09/1/2024	616,820
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	1,148,770
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,249,805
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,388,663
25,000	4.00%, 06/1/2047, Call 06/1/2022	25,392
630,000	4.00%, 06/1/2047, Call 06/1/2022	639,869
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,151,781
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,019,614
1,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 06/15/2024	1,087,926
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,283,032
1,000,000	5.00%, 01/1/2043, Call 01/1/2032	1,297,485
1,500,000	4.00%, 01/1/2046, Call 01/1/2032	1,781,098
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,223,448
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,114,862
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2047, Call 12/15/2031	569,949

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,355,000	5.00%, 06/15/2050, Call 12/15/2029	$1,628,223
530,000	5.00%, 06/15/2057, Call 12/15/2027	617,473
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	875,821
3,300,000	0.00%, 12/15/2030	2,767,458
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,633,870
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,255,360
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	509,860
3,000,000	Railsplitter Tobacco Settlement Authority, 5.00%, 06/1/2024	3,317,456
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,103,043
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,436,637
500,000	4.00%, 01/1/2038, Call 01/1/2030	588,504
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	876,234
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,121,492
	State of Illinois
750,000	5.38%, 05/1/2023	799,052
1,000,000	5.00%, 02/1/2025	1,130,636
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,614,127
1,000,000	5.00%, 11/1/2026	1,187,128
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,274,359
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	2,105,985
660,000	5.00%, 03/1/2036, Call 03/1/2031	838,849
500,000	5.00%, 03/1/2037, Call 03/1/2022	503,310
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,135,799
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,625,165
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,240,769
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,725,913
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	650,847
1,415,000	Village of Brookfield, 0.10%, 06/1/2038, Call 01/7/2022[1]	1,415,000
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,324,909
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,042,055
	Will County Community High School District No. 210 Lincoln-Way, BAM

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$550,000	0.00%, 01/1/2031	$460,716
250,000	0.00%, 01/1/2032	203,847
790,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	807,174
		107,140,926
	INDIANA — 1.5%
1,450,000	City of Fishers IN Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,725,460
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/7/2022[2]	1,003,762
	Indiana Finance Authority
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,493,837
1,000,000	3.00%, 11/1/2030	1,066,488
1,000,000	3.00%, 11/1/2030	1,066,488
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,427,985
3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	4,024,594
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,178,375
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	537,713
		17,524,702
	IOWA — 0.3%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,074,398
1,520,000	4.75%, 08/1/2042, Call 08/1/2022	1,546,396
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	584,605
		3,205,399
	KENTUCKY — 1.0%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	234,579
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,231,653
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,575,246
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	914,298
	Kentucky Public Energy Authority
2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	2,833,890
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,138,357
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,737,844
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,192,333
		11,858,200
	LOUISIANA — 1.4%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,218,741

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	$1,845,765
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,440,815
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,202,640
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	534,375
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,131,666
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	933,576
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,621,351
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	622,233
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,756,087
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,497,917
	State of Louisiana
1,200,000	5.00%, 09/1/2031, Call 09/1/2030	1,587,964
1,000,000	4.00%, 09/1/2032, Call 09/1/2026	1,142,041
		16,535,171
	MAINE — 0.6%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,199,826
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,929,949
700,000	5.00%, 07/1/2035, Call 07/1/2027	836,511
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	606,467
500,000	4.00%, 07/1/2039, Call 07/1/2031	601,630
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,857,089
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 02/7/2022[2]	500,686
		7,532,158
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	3,007,920
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,597,167
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,555,483
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,725,217
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,193,780
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,897,856
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,123,467
500,000	5.00%, 07/1/2045, Call 07/1/2025	559,085

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
	Maryland Stadium Authority
$2,000,000	5.00%, 05/1/2046, Call 05/1/2026	$2,381,506
340,000	5.00%, 05/1/2047, Call 05/1/2028	426,012
		16,467,493
	MASSACHUSETTS — 1.0%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	130,389
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,753,484
	Massachusetts Development Finance Agency
2,000,000	5.00%, 07/1/2038[1]	2,189,269
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,129,166
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[2]	1,214,606
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	212,066
3,000,000	Massachusetts School Building Authority, 5.00%, 08/15/2037, Call 08/15/2025	3,479,904
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,200,270
		11,309,154
	MICHIGAN — 2.7%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	549,531
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	756,793
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,181,016
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	280,347
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 02/7/2022	257,324
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,714,784
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,248,611
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,804,037
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,142,016
500,000	5.00%, 07/1/2035, Call 07/1/2025	570,822
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,622,467
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,063,396
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,178,895
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,608,500
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,600,833
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,139,795
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,504,810
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,050,956

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	$251,987
500,000	Summit Academy, 6.38%, 11/1/2035, Call 02/7/2022	500,459
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,309,452
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,826,512
		32,163,343
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	276,646
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	78,493
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,845,737
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,168,718
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,501,802
		4,871,396
	MISSISSIPPI — 0.0%[6]
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	508,583
	MISSOURI — 0.8%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	84,885
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	742,449
685,000	5.00%, 01/1/2032, Call 01/1/2028	844,723
350,000	5.00%, 01/1/2034, Call 01/1/2028	429,818
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	757,786
445,000	5.00%, 10/1/2047, Call 10/1/2027	523,867
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,214,169
350,000	4.00%, 11/15/2049, Call 11/15/2027	393,585
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,204,839
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,250,189
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,601,630
		9,047,940
	NEBRASKA — 0.4%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	1,932,691

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA (Continued)
$2,500,000	5.00%, 09/1/2032, Call 09/1/2022	$2,576,921
250,000	5.25%, 09/1/2037, Call 09/1/2022	258,103
		4,767,715
	NEVADA — 1.6%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	285,611
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	1,038,320
	County of Clark
2,520,000	5.00%, 06/1/2043, Call 06/1/2028	3,058,158
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,154,544
500,000	County of Clark N.V., 2.10%, 06/1/2031	506,508
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,091,808
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,205,907
	Las Vegas Valley Water District
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,264,537
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,355,350
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	659,552
		18,620,295
	NEW HAMPSHIRE — 0.3%
487,409	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	580,704
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,308,816
215,000	5.00%, 08/1/2037, Call 02/1/2028	262,510
1,000,000	5.00%, 07/1/2041, Call 01/1/2028	1,211,552
		3,363,582
	NEW JERSEY — 2.8%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	4,879,184
	New Jersey Economic Development Authority
325,000	5.13%, 09/15/2023, Call 08/20/2022[2]	336,451
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,578,573
890,000	3.13%, 07/1/2029, Call 07/1/2027	901,219
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,056,670
100,000	5.00%, 07/15/2032, Call 07/15/2027	116,615
500,000	5.00%, 07/1/2033, Call 07/1/2027	591,916
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	302,780
880,000	5.00%, 06/15/2036, Call 12/15/2026	1,036,857
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	377,191
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,106,729

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
	New Jersey Health Care Facilities Financing Authority
$500,000	5.75%, 07/1/2037, Call 02/7/2022	$501,599
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,335,023
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	602,884
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	918,510
3,915,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,109,655
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,525,661
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,269,501
530,000	4.00%, 06/15/2036, Call 06/15/2031	625,485
500,000	5.00%, 06/15/2040, Call 12/15/2030	628,727
500,000	4.00%, 06/15/2042, Call 06/15/2032	576,742
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,456,011
805,000	5.00%, 06/15/2044, Call 06/15/2024	884,077
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	1,177,495
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,940,803
1,990,000	Union County Utilities Authority, County Guarantee, 5.25%, 12/1/2031, Call 02/7/2022[2]	1,997,450
		33,833,808
	NEW MEXICO — 0.3%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	836,070
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,061,920
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 02/7/2022[4]	1,071,794
		2,969,784
	NEW YORK — 6.6%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	464,478
1,035,000	City of Long Beach , 5.00%, 09/1/2027	1,223,885
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,198,038
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,452,068
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,159,920
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,145,366
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	1,035,440
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,407,366
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	715,068

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	$2,485,167
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,500,000	4.00%, 11/1/2037, Call 05/1/2031	1,812,787
1,250,000	4.00%, 11/1/2038, Call 05/1/2031	1,507,841
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,185,008
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,823,076
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,225,142
2,025,000	5.00%, 06/15/2048, Call 12/15/2027	2,471,971
730,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	794,307
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,413,490
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,225,960
730,000	3.00%, 02/15/2042, Call 02/15/2030	773,229
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,096,260
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,663,167
	New York State Dormitory Authority
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,914,313
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,097,827
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,249,073
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,122,895
500,000	4.00%, 07/1/2048, Call 07/1/2031	586,399
	New York State Urban Development Corp.
1,500,000	4.00%, 03/15/2045, Call 09/15/2030	1,762,872
2,000,000	4.00%, 03/15/2046, Call 03/15/2030	2,329,109
	New York Transportation Development Corp.
3,000,000	5.00%, 10/1/2035, Call 10/1/2030[2]	3,729,318
1,000,000	5.25%, 01/1/2050, Call 07/1/2024[2]	1,103,874
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	264,015
500,000	5.00%, 07/1/2045, Call 07/1/2025	559,086
	Port Authority of New York & New Jersey
1,000,000	4.00%, 07/15/2040, Call 07/15/2030[2]	1,163,216
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	5,220,243
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,726,684
3,405,000	5.00%, 11/15/2049, Call 11/15/2030	4,340,176
4,000,000	5.00%, 05/15/2051, Call 05/15/2031	5,150,327
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	1,078,960

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	$823,914
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	955,825
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	334,535
		78,791,695
	NORTH CAROLINA — 0.2%
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022	2,079,873
715,000	4.00%, 09/1/2046, Call 09/1/2028	813,794
		2,893,667
	NORTH DAKOTA — 0.3%
1,000,000	City of Grand Forks, 4.00%, 12/1/2036, Call 12/1/2031	1,191,238
600,000	County of Burleigh, 4.38%, 04/15/2026	626,385
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,321,366
		4,138,989
	OHIO — 1.6%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,162,125
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,008,541
830,000	City of Akron, 5.00%, 12/1/2026	919,698
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	1,179,540
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	804,607
2,000,000	County of Hamilton, 5.00%, 09/15/2045, Call 03/15/2030	2,480,059
1,000,000	County of Hamilton OH, 5.00%, 11/15/2041	1,480,058
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	540,463
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,768,981
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,245,240
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,801,296
750,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.38%, 06/1/2033[1]	758,563
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,032,854
		19,182,025
	OKLAHOMA — 0.6%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,072,982
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,180,170
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,202,100

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	$1,210,704
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,227,877
		6,893,833
	OREGON — 0.4%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	1,185,771
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,128,195
45,000	5.00%, 10/1/2046, Call 10/1/2026	53,919
720,000	5.00%, 10/1/2046, Call 10/1/2026	829,597
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	533,205
1,000,000	5.00%, 07/1/2044, Call 07/1/2029[2]	1,227,230
		4,957,917
	PENNSYLVANIA — 3.2%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	350,394
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	100,981
250,000	Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 05/1/2042, Call 05/1/2032	311,861
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	109,782
780,000	5.38%, 10/15/2042, Call 10/15/2022	800,693
1,000,000	City of Philadelphia PA Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[2]	1,169,364
105,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	107,919
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,220,921
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,215,338
2,180,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,541,207
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	449,917
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	298,304
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,025,508
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	794,307
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,119,580
400,000	5.00%, 11/15/2029, Call 05/15/2022	407,120
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,686,735

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Pennsylvania Economic Development Financing Authority
$250,000	6.40%, 12/1/2038, Call 09/1/2025	$194,053
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	324,173
300,000	10.00%, 12/1/2040, Call 06/1/2030[2] [4]	324,173
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	1,161,621
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,232,182
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,131,018
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,432,799
500,000	5.00%, 12/1/2041, Call 06/1/2026	587,537
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,458,755
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	1,161,322
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,214,681
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	944,021
500,000	8.00%, 01/1/2033, Call 01/1/2023	537,406
500,000	6.88%, 06/15/2033, Call 06/15/2023	539,530
850,000	4.00%, 11/1/2037, Call 11/1/2029	990,261
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,092,032
155,000	Quakertown General Authority, 4.00%, 07/1/2022	156,292
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	6,001
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,165,827
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,072,581
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,550,754
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,251,535
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	321,706
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	582,471
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	545,977
		38,688,639
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,740,086
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,804,285

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	RHODE ISLAND (Continued)
$1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	$1,094,824
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	726,767
		3,625,876
	SOUTH CAROLINA — 1.3%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,051,721
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,322,421
1,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	1,599,883
	South Carolina Jobs-Economic Development Authority
500,000	0.00%, 02/1/2035, Call 02/1/2023* 2 4 5	200,000
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,206,875
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,428,858
	South Carolina Public Service Authority
1,335,000	4.00%, 12/1/2042, Call 12/1/2031	1,592,553
730,000	5.00%, 12/1/2055, Call 06/1/2025	830,248
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,183,776
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,608,132
		16,024,467
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,409,517
	TENNESSEE — 0.6%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,349,517
2,000,000	Johnson City Health & Educational Facilities Board, 5.00%, 08/15/2042, Call 08/15/2022	2,050,897
	Knox County Health Educational & Housing Facility Board
365,000	0.00%, 05/1/2025, Call 11/1/2024* 4 5	171,550
45,000	0.00%, 05/1/2034* [4] [5]	21,150
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,208,500
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,040,104
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,656,094
		7,497,812
	TEXAS — 7.3%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	92,711

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	$357,938
	Central Texas Regional Mobility Authority
1,000,000	5.00%, 01/1/2036, Call 01/1/2031	1,286,989
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,390,451
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,394,158
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,187,625
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,509,654
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,185,655
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	281,012
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,142,683
	City of Houston Airport System Revenue
700,000	4.75%, 07/1/2024[2]	740,310
750,000	5.00%, 07/15/2035, Call 07/15/2025[2]	829,571
1,500,000	4.00%, 07/1/2041, Call 07/1/2029[2]	1,609,850
1,085,000	City of Houston Combined Utility System Revenue, 4.00%, 11/15/2041, Call 11/15/2031	1,327,648
1,400,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,494,579
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	911,230
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	510,836
100,000	4.40%, 12/1/2047, Call 12/1/2022	101,964
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,598,865
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,344,299
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,095,307
280,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	306,238
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,258,486
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,241,516
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,564,080
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,358,437
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	493,372
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 01/28/20222 4	525,849
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	657,258
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,100,999
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,154,300
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	452,091
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,634,092

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$2,200,000	5.00%, 07/1/2048, Call 07/1/2027	$2,642,649
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	847,570
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,225,486
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 02/7/2022* [5]	625,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	358,438
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,977,469
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,336,510
2,515,000	5.00%, 10/1/2036, Call 10/1/2025	2,905,683
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,063,854
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,128,909
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,752,206
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,760,808
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	650,506
1,670,000	6.25%, 12/15/2026	1,943,818
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	582,937
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[2]	1,248,188
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,729,091
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	555,180
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,749,788
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,417,198
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,867,771
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,209,520
	Town of Westlake
225,000	5.50%, 09/1/2025	231,701
200,000	6.13%, 09/1/2035, Call 09/1/2025	206,612
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,365,302
		87,522,247
	UTAH — 0.6%
3,000,000	City of Salt Lake City UT Airport Revenue, 5.00%, 07/1/2046, Call 07/1/2031[2]	3,804,550
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[2]	1,222,629
	Utah Charter School Finance Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH (Continued)
$1,000,000	4.50%, 07/15/2027[4]	$1,073,069
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	557,132
		6,657,380
	VIRGINIA — 1.2%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* [5]	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,177,243
535,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 02/7/2022[2] [4]	537,174
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,462,616
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,240,074
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,244,445
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,835,952
	Virginia Small Business Financing Authority
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	133,123
2,000,000	5.00%, 07/1/2049, Call 02/11/2022[2]	2,006,604
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,072,581
		14,138,812
	WASHINGTON — 3.3%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,348,781
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,705,524
705,000	King County Public Hospital District No. 4, 5.00%, 12/1/2038, Call 12/1/2025	747,558
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,599,520
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,483,609
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,765,532
105,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	125,549
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[2]	1,833,561
2,000,000	5.00%, 08/1/2046, Call 08/1/2031[2]	2,536,629
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	2,171,927
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,143,534
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,766,025
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,173,885
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,043,467
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,140,448
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,874,269

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 01/24/2022	$195,540
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	589,749
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,043,530
500,000	5.00%, 08/1/2038, Call 08/1/2029	622,479
2,500,000	1.17% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 02/7/2022[3]	2,500,686
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	1,277,307
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,604,561
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,187,458
		39,481,128
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,142,697
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,236,109
		2,378,806
	WISCONSIN — 1.2%
	Public Finance Authority
170,000	5.00%, 07/1/2022[2]	173,246
780,000	4.00%, 07/1/2027, Call 07/1/2024	831,063
500,000	5.75%, 02/1/2035, Call 02/1/2025	526,544
535,000	5.00%, 07/1/2037, Call 07/1/2024	578,501
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,080,634
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	536,380
500,000	5.75%, 04/1/2042, Call 04/1/2022	505,300
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,017,532
165,000	6.00%, 07/15/2042, Call 07/15/2022	168,212
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	495,451
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,073,694
390,000	4.00%, 07/1/2046, Call 01/1/2031	451,851
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	264,311
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	244
7,085	0.00%, 01/1/20474 5	231
7,034	0.00%, 01/1/20484 5	225
6,984	0.00%, 01/1/20494 5	219
6,882	0.00%, 01/1/20504 5	207
7,540	0.00%, 01/1/20514 5	222
194,116	. 0.00%, 07/1/20514 5	127,281

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,490	0.00%, 01/1/20524 5	$212
7,388	0.00%, 01/1/20534 5	206
7,338	0.00%, 01/1/20544 5	198
7,237	0.00%, 01/1/20554 5	191
7,135	0.00%, 01/1/20564 5	186
7,085	0.00%, 01/1/20574 5	179
6,984	0.00%, 01/1/20584 5	173
6,933	0.00%, 01/1/20594 5	168
6,882	0.00%, 01/1/20604 5	162
6,781	0.00%, 01/1/20614 5	155
6,730	0.00%, 01/1/20624 5	150
6,629	0.00%, 01/1/20634 5	145
6,579	0.00%, 01/1/20644 5	141
6,528	0.00%, 01/1/20654 5	136
6,427	0.00%, 01/1/20664 5	127
83,706	0.00%, 01/1/20674 5	1,543
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,487,640
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,231,317
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,581,328
		14,135,705
	TOTAL MUNICIPAL BONDS
	(Cost $892,256,131)	959,867,299
	COMMON STOCK — 0.1%
32,339	Energy Harbor Corp.*	1,455,255
	TOTAL COMMON STOCK
	(Cost $965,130)	1,455,255

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.8%
18,027	BlackRock Long-Term Municipal Advantage Trust	$270,405
53,753	BlackRock MuniVest Fund, Inc.	514,416
31,817	BlackRock MuniYield Quality Fund, Inc.	513,526
72,299	BNY Mellon Municipal Income, Inc.	632,616
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,064,049
30,359	BNY Mellon Strategic Municipals, Inc.	257,141
15,444	DTF Tax-Free Income, Inc.	220,695
87,593	DWS Municipal Income Trust	1,035,349
17,462	Invesco Advantage Municipal Income Trust II	212,687
17,008	Invesco Municipal Opportunity Trust	234,881

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
23,118	Invesco Municipal Trust	$310,475
11,819	Invesco Trust for Investment Grade Municipals	165,111
8,572	Neuberger Berman Municipal Fund, Inc.	131,323
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	429,475
123,034	Pioneer Municipal High Income Fund, Inc.	1,504,706
108,960	Western Asset Managed Municipals Fund, Inc.	1,425,197
8,866	Western Asset Municipal Partners Fund, Inc.	137,955
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,139,084)	9,060,007
	OPEN-END MUTUAL FUND — 1.2%
949,029	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	13,950,732
	TOTAL OPEN-END MUTUAL FUND
	(Cost $13,163,713)	13,950,732
	PRIVATE FUNDS[7] — 13.9%
	MacKay Municipal Credit Opportunities Fund, LP* [8]	29,030,454
	MacKay Municipal Opportunities Fund, LP* [9]	136,570,193
	TOTAL PRIVATE FUNDS
	(Cost $127,624,952)	165,600,647
	SHORT-TERM INVESTMENT — 3.0%
36,368,580	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[10]	36,383,127
	TOTAL SHORT-TERM INVESTMENT
	(Cost $36,382,597)	36,383,127
	TOTAL INVESTMENTS — 99.5%
	(Cost $1,079,531,607)	1,186,317,067
	Other assets less liabilities — 0.5%	5,599,992
	TOTAL NET ASSETS — 100.0%	$1,191,917,059

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	Floating rate security.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Security is in default.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2016. The cost is $19,752,111.
[9]	The investment was acquired on 3/1/2016. The cost is $107,872,842.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
AGM-CR — Assured Guaranty Municipal Custodial Receipts
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual Assurance Company
LP — Limited Partnership
NATL — National Public Finance Guarantee Corporation
NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance
OBLG — Obligation
PSF — Permanent School Fund Guaranteed
SAW — State Aid Withholding
SIFMA — Securities Industry and Financial Markets Association

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 58.1%
	ALTERNATIVE DIVERSIFIERS — 7.2%
3,034,392	BlackRock Event Driven Equity Fund – Institutional Shares	$30,101,174
7,635,559	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	78,111,765
		108,212,939
	CORE/ALTERNATIVE DIVERSIFIERS — 50.9%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV	374,702,067
1,041,050	GMO Global Asset Allocation Fund - Class III	35,843,363
16,214,663	JPMorgan Global Allocation Fund - Class R6	354,290,374
		764,835,804
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $825,825,971)	873,048,743
	EXCHANGE-TRADED FUND — 15.1%
	REAL ASSET — 15.1%
6,526,337	iShares Gold Trust*	227,181,791
	TOTAL EXCHANGE-TRADED FUND
	(Cost $222,186,774)	227,181,791
	PRIVATE FUNDS[1] — 23.0%
	ALTERNATIVE DIVERSIFIERS — 15.6%
	Elliott Associates, LP - Class C* [2]	22,848,645
	Millennium International, Ltd. - Class GG* [3]	40,951,273
	Millennium International, Ltd. - Sub-Class GG-C1* [4]	51,109,913
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A* [5]	120,235,971
		235,145,802
	CORE DIVERSIFIER — 7.4%
	All Weather Portfolio Limited* [6]	111,352,044
		111,352,044
	TOTAL PRIVATE FUNDS
	(Cost $289,371,675)	346,497,846
	SHORT-TERM INVESTMENT — 11.6%
174,583,365	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[7]	174,653,199
	TOTAL SHORT-TERM INVESTMENT
	(Cost $174,641,156)	174,653,199

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 107.8%
	(Cost $1,512,025,576)	1,621,381,579

	Liabilities in excess of other assets — (7.8)%	(117,233,039)
	TOTAL NET ASSETS — 100.0%	$1,504,148,540

*	Non-income producing security.
[1]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[2]	The investment was acquired on 1/2/2020. The cost is $21,100,800.
[3]	The investment was acquired on 1/4/2021. The cost is $30,318,103.
[4]	The investment was acquired on 10/1/2020. The cost is $47,500,000.
[5]

The investment was acquired on 2/26/2018. The cost is $108,000,000. Moderately liquid investment. For redemption terms, please refer to Note 2, Fair Value Measurements and Disclosures, in the Notes to the Schedules of Investments.

[6]	The investment was acquired on 5/1/2018. The cost is $82,452,772.
[7]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 97.5%
	CORE — 87.1%
3,662,991	DoubleLine Total Return Bond Fund - I Class	$38,095,104
9,325,816	MetWest Total Return Bond Fund - Plan Class[1]	95,403,104
2,556,833	PIMCO Income Fund - Institutional Class	30,528,585
1,438,802	River Canyon Total Return Bond Fund, Class Institutional	15,826,825
359,481	Vanguard Total Bond Market Index Fund - Institutional Class	4,022,588
		183,876,206
	OPPORTUNISTIC — 10.4%
842,768	GMO Emerging Country Debt Fund, Class VI	19,897,761
351,644	Vanguard High-Yield Corporate Fund - Admiral Shares	2,092,281
		21,990,042
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $205,730,954)	205,866,248
	SHORT-TERM INVESTMENT — 1.7%
3,520,568	JPMorgan Prime Money Market Fund - Institutional Shares, 0.05%[2]	3,521,976
	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,521,643)	3,521,976

	TOTAL INVESTMENTS — 99.2%
	(Cost $209,252,597)	209,388,224

	Other assets less liabilities — 0.8%	1,772,459
	TOTAL NET ASSETS — 100.0%	$211,160,683

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.